TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Profit Before Income Tax Expense (Benefit) Included In The Statement Of Operations
Profit before tax and income tax expense (benefit) included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2016	2015	2014
	US Dollars in thousands

Profit (loss) before income tax expense:
Israel	(2,767)	1,038	(483)
Foreign jurisdictions	200	206	(738)
	(2,567)	1,244	(1,221)

Current tax expense (benefit):
Israel	-	(3)	-
Foreign jurisdictions	73	72	19

	73	69	19

Deferred taxes:
Israel	1,085	149	1,581
Foreign jurisdictions		-	34
	1,085	149	1,615

Income tax expense	1,158	218	1,634

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense
A reconciliation of the theoretical income tax (expense) benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2016	2015	2014
	US Dollars in thousands

Profit (loss) before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	(2,567)	1,244	(1,221)

Statutory tax rates	25%	26.5%	26.5%

Theoretical tax expense (benefit) calculated	(642)	330	(324)

Other	(138)	36	182
Changed in liability for undistributed income of subsidiaries	37	38	29
Change in valuation allowance	(2,075)	(92)	1,724
Increase in capital loss for tax purposes	915
Change in effective on corporate tax rate	(17)	-	-
Changes in deferred tax of carryforward losses due to sale of investment in previously consolidated subsidiaries	492	-	-
Tax benefit arising from "Beneficiating and Preferred enterprises"	250	(109)	40
Foreign tax rate differential in subsidiaries	20	15	(17)

Total	(516)	(112)	1,958

Income tax (expense)benefit	(1,158)	218	1,634

Deferred Tax Assets And Liabilities
Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2015
	US Dollars in thousands

Deferred tax assets:

Net operating loss carryforwards (in Israel)	2,772	2,350
Net operating loss carryforwards (outside Israel)	-	492
Capital loss carryforwards (in Israel)	1,957	1,110
Severance benefits	23	27
Provision for vacation pay	202	200
Tax credit carryforward	926	905
Allowance for doubtful accounts	26	14

Total gross deferred tax assets	5,906	5,098

Less valuation allowance	(5,175)	(3,100)

Net deferred tax assets	731	1,998

Deferred tax liabilities:
Undistributed income of subsidiaries	(197)	(197)

Fixed assets - differences in depreciation	(534)	(737)

Total gross deferred tax liabilities	(731)	(934)

Net deferred tax assets	-	1,064